Securities sold under repurchase agreements (Tables)	12 Months Ended
Dec. 31, 2024
Securities sold under repurchase agreements
Summary of Financing Transactions
The following table details the financing transactions under repurchase agreements and the associated interest expense:

	December 31,
	2024	2023	2022
Financing under repurchase agreements	212,931	310,197	300,498
Interest expense related to repurchase agreement	11,675	9,232	7,340